Shareholder Report	6 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Ultimus Managers Trust
Entity Central Index Key	0001545440
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
C000218613
Shareholder Report [Line Items]
Fund Name	Blueprint Adaptive Growth Allocation Fund
Class Name	Institutional Class
Trading Symbol	BLUIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Blueprint Adaptive Growth Allocation Fund (the "Fund") for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/blueprint/. You can also request this information by contacting us at (866) 983-4525.
Additional Information Phone Number	(866) 983-4525
Additional Information Website	https://funddocs.filepoint.com/blueprint/
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$65	1.25%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.25%
Line Graph [Table Text Block]
	Blueprint Adaptive Growth Allocation Fund - Institutional Class	Morningstar Global Allocations Index	S&P 500® Index
Mar-2020	$10,000	$10,000	$10,000
Aug-2020	$11,430	$12,152	$13,649
Aug-2021	$13,374	$14,330	$17,903
Aug-2022	$11,741	$11,999	$15,893
Aug-2023	$12,247	$12,996	$18,427
Aug-2024	$14,827	$15,206	$23,428
Aug-2025	$15,993	$16,820	$27,148

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (March 31, 2020)
Blueprint Adaptive Growth Allocation Fund - Institutional Class	7.86%	6.95%	9.05%
Morningstar Global Allocations Index	10.61%	6.72%	10.07%
S&P 500® Index	15.88%	14.74%	20.24%

Past performance does not guarantee future results. Call (866) 983-4525 or visit https://blueprintip.com/systematic-investing-strategies/risk-managed-global-fund-blueprint-adaptive-growth-allocation/#performance for current month-end performance.

Blueprint Adaptive Growth Allocation Fund (the “Fund”) is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE FUND OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

Performance Inception Date	Mar. 31, 2020
AssetsNet	$ 191,027,567
Holdings Count | Holding	237
Advisory Fees Paid, Amount	$ 918,527
InvestmentCompanyPortfolioTurnover	142.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$191,027,567 Number of Portfolio Holdings237 Advisory Fee (net of recoupments)$918,527 Portfolio Turnover142%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	84.2%
Exchange-Traded Funds	15.1%
Money Market Funds	0.7%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Money Market Funds	0.7%
Utilities	1.5%
Materials	1.7%
Energy	2.1%
Consumer Staples	3.9%
Health Care	3.9%
Real Estate	4.7%
Consumer Discretionary	6.9%
Industrials	8.2%
Communications	9.9%
Exchange-Traded Funds	15.1%
Financials	15.6%
Technology	25.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corporation	6.2%
Microsoft Corporation	5.7%
Apple, Inc.	5.0%
Amazon.com, Inc.	3.4%
Alphabet, Inc. - Classes A & C	3.0%
Meta Platforms, Inc. - Class A	2.5%
iShares Gold Trust	2.4%
Broadcom, Inc.	2.1%
Xtrackers Harvest CSI 300 China A-Shares ETF	1.7%
iShares MSCI South Korea ETF	1.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended August 31, 2025.
C000172452
Shareholder Report [Line Items]
Fund Name	HVIA Equity Fund
Class Name	Institutional Class
Trading Symbol	HVEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about HVIA Equity Fund (the "Fund") for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/hvia/. You can also request this information by contacting us at (888) 209-8710.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(888) 209-8710
Additional Information Website	https://funddocs.filepoint.com/hvia/
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$52	0.99%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.99%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	HVIA Equity Fund - Institutional Class	S&P 500® Index
Oct-2016	$25,000	$25,000
Aug-2017	$30,118	$29,144
Aug-2018	$35,300	$34,875
Aug-2019	$36,319	$35,894
Aug-2020	$47,796	$43,768
Aug-2021	$61,673	$57,408
Aug-2022	$52,659	$50,962
Aug-2023	$62,378	$59,088
Aug-2024	$77,272	$75,122
Aug-2025	$83,930	$87,051

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception (October 3, 2016)
HVIA Equity Fund - Institutional Class	8.62%	11.92%	14.56%
S&P 500® Index	15.88%	14.74%	15.03%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	Oct. 03, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 71,495,161
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 182,781
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$71,495,161 Number of Portfolio Holdings56 Advisory Fee (net of waivers)$182,781 Portfolio Turnover9%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.4%
Money Market Funds	0.6%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	0.6%
Consumer Staples	1.0%
Materials	1.8%
Utilities	2.1%
Energy	2.7%
Real Estate	3.6%
Health Care	6.9%
Consumer Discretionary	10.6%
Communications	10.7%
Financials	14.3%
Industrials	15.8%
Technology	29.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corporation	6.4%
Amazon.com, Inc.	4.0%
KLA Corporation	3.9%
American Express Company	3.7%
Microsoft Corporation - Class A	3.6%
Meta Platforms, Inc. - Class A	3.5%
Alphabet, Inc. - Class C	3.4%
Apple, Inc.	2.8%
Chart Industries, Inc.	2.3%
Visa, Inc. - Class A	2.3%

Material Fund Change [Text Block]

Material Fund Changes

Effective October 8, 2025, Hudson Valley Investment Advisors, Inc. changed its name to Orange Investment Advisors, Inc. The Adviser’s name change does not affect the investment objective or principal investment strategies of the Fund, the Adviser personnel who provide services to the Fund, the name of the Fund or the ownership or structure of the Adviser.

C000235579
Shareholder Report [Line Items]
Fund Name	Nia Impact Solutions Fund
Trading Symbol	NIAGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Nia Impact Solutions Fund (the "Fund") for the period of March 1, 2025 to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.niaimpactfunds.com. You can also request this information by contacting us at (833) 571-2833.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(833) 571-2833
Additional Information Website	www.niaimpactfunds.com
Expenses [Text Block]

What were the Fund’s annualized costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Nia Impact Solutions Fund	$52	0.99%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.99%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Nia Impact Solutions Fund	MSCI ACWI IMI Index
May-2022	$10,000	$9,999
Aug-2022	$10,220	$9,905
Aug-2023	$10,205	$11,225
Aug-2024	$12,637	$13,765
Aug-2025	$13,978	$15,899

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	Since Inception (May 10, 2022)
Nia Impact Solutions Fund	10.61%	10.65%
MSCI ACWI IMI Index	15.48%	15.04%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Performance Inception Date	May 10, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 86,576,520
Holdings Count | Holding	54
Advisory Fees Paid, Amount	$ 239,902
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$86,576,520 Number of Portfolio Holdings54 Advisory Fee (net of waivers)$239,902 Portfolio Turnover14%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	96.0%
Money Market Funds	4.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Utilities	2.3%
Materials	3.0%
Real Estate	3.1%
Money Market Funds	4.0%
Consumer Staples	4.0%
Communications	4.5%
Consumer Discretionary	6.9%
Energy	6.9%
Financials	11.1%
Health Care	11.7%
Industrials	16.2%
Technology	26.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	3.7%
Stantec, Inc.	3.4%
Stride, Inc.	3.3%
Palo Alto Networks, Inc.	3.0%
First Solar, Inc.	2.9%
SAP SE - ADR	2.8%
International Business Machines Corporation	2.7%
Xylem, Inc.	2.7%
Schneider Electric SE - ADR	2.5%
AECOM	2.5%

Material Fund Change [Text Block]

Material Fund Changes

Effective June 30, 2025, the Adviser has contractually agreed, until June 30, 2026, to reduce management fees and reimburse other expenses to the extent necessary to limit total annual fund operating expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, costs to organize the Fund, acquired fund fees and expenses, and extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business (collectively, the “Excluded Expenses”)) to 0.97% of the Fund’s average daily net assets. Prior to June 30, 2025, the Adviser had contractually agreed, until June 30, 2025, to reduce management fees and reimburse other Expenses to the extent necessary to limit total annual fund operating expenses (exclusive of any Excluded Expenses) to 0.99% of the Fund’s average daily net assets.